Consolidated schedule of investments
Macquarie Wealth Builder Fund	August 31, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.04%
Fannie Mae REMIC Series 2013-44 DI 3.00% 5/25/33 Σ, =	157,863	$ 10,216
GNMA
Series 2013-113 LY 3.00% 5/20/43	371,667	346,157
Series 2017-10 KZ 3.00% 1/20/47	1,167	1,047
Total Agency Collateralized Mortgage Obligations (cost $398,566)		357,420

Agency Mortgage-Backed Securities — 9.18%
Fannie Mae 3.50% 10/1/42	274,635	257,575
Fannie Mae S.F. 15 yr
2.00% 8/1/36	798,302	735,834
2.50% 8/1/36	482,841	453,363
4.50% 9/1/37	62,524	62,459
Fannie Mae S.F. 20 yr
2.00% 3/1/41	81,094	69,673
2.00% 5/1/41	689,037	591,995
4.00% 8/1/42	389,634	377,200
4.00% 9/1/42	457,573	442,970
Fannie Mae S.F. 30 yr
2.00% 6/1/50	2,419,926	1,932,863
2.00% 3/1/51	2,337,082	1,871,009
2.50% 8/1/50	501,594	425,681
2.50% 1/1/51	222,437	189,210
2.50% 8/1/51	244,343	206,141
2.50% 11/1/51	297,562	250,099
2.50% 2/1/52	2,269,774	1,907,882
2.50% 3/1/52	3,327,041	2,774,435
2.50% 4/1/52	2,162,040	1,812,495
3.00% 11/1/49	214,563	191,205
3.00% 3/1/50	311,575	275,907
3.00% 2/1/52	513,982	450,465
3.00% 5/1/52	938,067	821,997
3.00% 6/1/52	594,953	521,616
3.00% 7/1/52	2,688,375	2,333,662
3.50% 1/1/46	94,001	88,348
3.50% 12/1/47	4,041,785	3,722,074
3.50% 9/1/52	4,735,958	4,328,610
4.00% 6/1/48	70,970	67,870
4.00% 10/1/48	245,271	235,533
4.00% 5/1/51	363,555	344,519
NQ- 129 [0825] 1025 (4881848)    1

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 6/1/52	408,777	$ 382,195
4.00% 9/1/52	714,454	667,956
4.50% 9/1/48	244,981	239,318
4.50% 1/1/50	1,172,134	1,169,292
4.50% 10/1/52	799,956	773,908
4.50% 2/1/53	1,288,036	1,244,435
5.00% 7/1/47	563,551	574,212
5.00% 7/1/49	57,028	57,298
5.00% 8/1/49	485,611	489,132
5.00% 8/1/53	877,367	868,316
5.50% 5/1/44	957,691	993,986
5.50% 8/1/52	336,247	341,711
5.50% 10/1/52	76,061	76,900
5.50% 2/1/55	6,030,322	6,066,637
5.50% 9/1/55	715,000	719,306
6.00% 1/1/42	558,159	587,880
6.00% 5/1/53	291,903	299,388
6.00% 6/1/53	160,606	164,704
6.00% 9/1/53	804,791	823,457
6.00% 12/1/54	3,475,396	3,551,138
Freddie Mac S.F. 15 yr
3.00% 3/1/35	385,271	370,534
4.50% 9/1/37	322,602	322,002
Freddie Mac S.F. 20 yr
2.00% 8/1/42	884,555	759,944
2.50% 2/1/42	157,153	139,133
2.50% 3/1/42	617,537	546,732
2.50% 9/1/42	377,951	334,613
3.00% 9/1/40	142,736	133,259
3.00% 6/1/42	241,254	220,106
Freddie Mac S.F. 30 yr
2.00% 3/1/52	1,547,883	1,232,416
2.50% 11/1/50	303,515	256,499
2.50% 5/1/51	88,829	75,448
3.00% 11/1/46	919,916	822,686
3.00% 12/1/50	315,206	277,218
3.00% 8/1/51	566,263	497,019
4.00% 9/1/49	853,894	812,688
4.00% 8/1/52	371,598	348,306
4.00% 9/1/52	641,688	600,019
4.00% 3/1/54	1,048,874	979,036
2    NQ- 129 [0825] 1025 (4881848)

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
4.00% 4/1/54	958,710	$ 894,875
4.50% 10/1/52	5,365,375	5,177,378
5.00% 7/1/52	476,930	478,133
5.00% 9/1/52	1,395,683	1,388,422
5.00% 11/1/52	128,355	127,321
5.00% 2/1/53	1,894,963	1,870,921
5.00% 6/1/53	555,017	549,620
5.50% 9/1/52	536,772	546,464
5.50% 10/1/52	462,427	466,804
5.50% 3/1/53	277,631	283,056
5.50% 6/1/53	2,614,059	2,636,319
5.50% 11/1/54	861,373	866,561
5.50% 3/1/55	2,603,715	2,619,395
6.00% 1/1/53	273,706	283,462

GNMA I S.F. 30 yr 3.00% 8/15/45	622,316	557,892
GNMA II S.F. 30 yr
3.00% 12/20/51	471,218	417,462
5.50% 5/20/53	1,447,258	1,465,933
Total Agency Mortgage-Backed Securities (cost $77,927,650)		77,191,535

Collateralized Loan Obligations — 1.34%
AGL CLO 17 Series 2022-17A AR 144A 5.275% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	450,000	449,382
Aimco CLO 15 Series 2021-15A D1R 144A 7.072% (TSFR03M + 2.75%, Floor 2.75%) 4/17/38 #, •	290,000	287,489
AIMCO CLO 17 Series 2022-17A CR 144A 6.232% (TSFR03M + 1.90%, Floor 1.90%) 7/20/37 #, •	450,000	449,990
Bain Capital Credit CLO Series 2021-7A A1R 144A 5.312% (TSFR03M + 0.98%, Floor 0.98%) 1/22/35 #, •	600,000	597,876
Ballyrock CLO 18 Series 2021-18A C1R 144A 7.168% (TSFR03M + 2.85%, Floor 2.85%) 4/15/38 #, •	300,000	300,889
Ballyrock CLO 27
Series 2024-27A A1A 144A 5.668% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	500,000	501,084
NQ- 129 [0825] 1025 (4881848)    3

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
Ballyrock CLO 27
Series 2024-27A B 144A 6.218% (TSFR03M + 1.90%, Floor 1.90%) 10/25/37 #, •	450,000	$ 450,001

Barings CLO Series 2018-2A CR 144A 6.418% (TSFR03M + 2.10%, Floor 1.95%) 7/15/36 #, •	450,000	451,736
Canyon Capital CLO Series 2019-2A AR2 144A 5.328% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	250,000	249,607
Canyon CLO Series 2020-2A AR2 144A 5.348% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	350,000	349,197
CIFC Funding Series 2025-1A D1 144A 6.776% (TSFR03M + 2.50%, Floor 2.50%) 4/23/38 #, •	150,000	148,882
Dryden 109 CLO Series 2022-109A DR 144A 7.018% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	150,000	149,726
Elmwood CLO 22 Series 2023-1A D1R 144A 7.122% (TSFR03M + 2.80%, Floor 2.80%) 4/17/38 #, •	290,000	291,626
ICG US CLO Series 2014-1A A1A2 144A 5.787% (TSFR03M + 1.46%, Floor 1.20%) 10/20/34 #, •	250,000	250,245
Madison Park Funding XXVII Series 2018-27A D1R 144A 7.175% (TSFR03M + 2.85%, Floor 2.85%) 4/20/38 #, •	150,000	150,237
Magnetite Xlv Series 2025-45A D1 144A 6.785% (TSFR03M + 2.50%, Floor 2.50%) 4/15/38 #, •	290,000	289,047
Neuberger Berman Loan Advisers CLO 42 Series 2021-42A AR 144A 5.268% (TSFR03M + 0.95%, Floor 0.95%) 7/16/36 #, •	1,200,000	1,199,380
Oaktree CLO Series 2020-1A D1RR 144A 6.918% (TSFR03M + 2.60%, Floor 2.60%) 1/15/38 #, •	150,000	147,808
Octagon Investment Partners 51 Series 2021-1A AR 144A 5.315% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	1,150,000	1,146,684
OHA Credit Funding Series 2022-11A CR 144A 6.225% (TSFR03M + 1.90%, Floor 1.90%) 7/19/37 #, •	350,000	349,991
4    NQ- 129 [0825] 1025 (4881848)

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

OHA Credit Partners VII Series 2012-7A D1R4 144A 6.704% (TSFR03M + 2.50%, Floor 2.50%) 2/20/38 #, •	200,000	$ 200,883
Park Avenue Institutional Advisers CLO Series 2021-1A A1A 144A 5.977% (TSFR03M + 1.65%, Floor 1.39%) 1/20/34 #, •	250,000	249,937
Signal Peak CLO 5 Series 2018-5A A1R 144A 5.868% (TSFR03M + 1.55%, Floor 1.55%) 4/25/37 #, •	250,000	250,604
TCW CLO
Series 2019-2A D1R2 144A 7.325% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	200,000	195,295
Series 2024-2A C 144A 6.472% (TSFR03M + 2.15%, Floor 2.15%) 7/17/37 #, •	450,000	452,262

Venture 34 CLO Series 2018-34A AR 144A 5.598% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	348,847	349,052
Venture 42 CLO Series 2021-42A A1A 144A 5.709% (TSFR03M + 1.39%, Floor 1.13%) 4/15/34 #, •	250,000	250,191
Wellington Management CLO 4 Series 2025-4A D1 144A 6.829% (TSFR03M + 2.55%, Floor 2.55%) 4/18/38 #, •	400,000	395,088
Zais CLO 16 Series 2020-16A A1R2 144A 5.455% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	700,000	699,792
Total Collateralized Loan Obligations (cost $11,268,847)		11,253,981

Corporate Bonds — 12.75%
Automotive — 0.22%
Allison Transmission
144A 3.75% 1/30/31 #	255,000	235,508
144A 5.875% 6/1/29 #	205,000	206,729
Clarios Global
144A 6.75% 2/15/30 #	136,000	141,011
144A 8.50% 5/15/27 #	125,000	125,760

Dana 4.50% 2/15/32	135,000	132,831
Garrett Motion Holdings 144A 7.75% 5/31/32 #	257,000	268,895
Goodyear Tire & Rubber 5.25% 7/15/31	275,000	261,322
Phinia 144A 6.625% 10/15/32 #	89,000	91,478
Wand NewCo 3 144A 7.625% 1/30/32 #	177,000	187,727
NQ- 129 [0825] 1025 (4881848)    5

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Automotive (continued)

ZF North America Capital 144A 6.75% 4/23/30 #	175,000	$ 170,801
		1,822,062
Banking — 3.08%
Banco Santander 8.00% 2/1/34 μ, ψ	255,000	277,434
Bank of America
1.922% 10/24/31 μ	560,000	494,704
2.884% 10/22/30 μ	20,000	18,922
2.972% 2/4/33 μ	240,000	216,833
3.194% 7/23/30 μ	55,000	52,835
5.518% 10/25/35 μ	1,937,000	1,955,024
6.204% 11/10/28 μ	280,000	291,853
6.25% 7/26/30 μ, ψ	635,000	637,154
6.625% 5/1/30 μ, ψ	185,000	190,922

Bank of Montreal 7.70% 5/26/84 μ	200,000	209,028
Bank of New York Mellon
4.942% 2/11/31 μ	285,000	292,930
6.30% 3/20/30 μ, ψ	240,000	246,059
Barclays
5.86% 8/11/46 μ	1,275,000	1,267,422
6.224% 5/9/34 μ	480,000	512,528
7.625% 3/15/35 μ, ψ	200,000	207,088
Citibank
5.488% 12/4/26	280,000	284,531
5.57% 4/30/34	250,000	261,900
Citigroup
5.61% 9/29/26 μ	265,000	265,194
5.612% 3/4/56 μ	225,000	219,801
6.02% 1/24/36 μ	235,000	242,917
6.75% 2/15/30 μ, ψ	1,235,000	1,248,096
6.875% 8/15/30 μ, ψ	160,000	163,201
Citizens Financial Group
2.85% 7/27/26	345,000	340,417
5.253% 3/5/31 μ	345,000	352,813

Credit Agricole 144A 5.222% 5/27/31 #, μ	275,000	281,440
Deutsche Bank
4.95% 8/4/31 μ	890,000	897,530
5.297% 5/9/31 μ	235,000	240,841
6.00% 10/30/25 μ, ψ	265,000	265,031
6    NQ- 129 [0825] 1025 (4881848)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
5.016% 10/23/35 μ	1,705,000	$ 1,694,982
5.218% 4/23/31 μ	365,000	376,950
6.484% 10/24/29 μ	290,000	308,664
JPMorgan Chase & Co.
3.109% 4/22/51 μ	30,000	20,078
5.012% 1/23/30 μ	380,000	389,300
5.103% 4/22/31 μ	310,000	319,917
5.14% 1/24/31 μ	856,000	882,385
5.572% 4/22/36 μ	405,000	421,223
5.576% 7/23/36 μ	240,000	245,402

M&T Bank 5.179% 7/8/31 μ	195,000	199,582
Morgan Stanley
5.123% 2/1/29 μ	15,000	15,322
5.192% 4/17/31 μ	5,000	5,155
5.516% 11/19/55 μ	1,215,000	1,185,903
5.664% 4/17/36 μ	195,000	203,054
5.831% 4/19/35 μ	530,000	559,577
6.138% 10/16/26 μ	155,000	155,286
6.296% 10/18/28 μ	249,000	259,657

Morgan Stanley Private Bank 4.734% 7/18/31 μ	250,000	253,590
NatWest Group 5.115% 5/23/31 μ	255,000	261,338
NatWest Markets 144A 5.022% 3/21/30 #	735,000	756,066
PNC Financial Services Group
2.60% 7/23/26	355,000	350,546
4.899% 5/13/31 μ	155,000	158,223
5.575% 1/29/36 μ	190,000	196,220

Popular 7.25% 3/13/28	730,000	771,043
State Street
4.834% 4/24/30	170,000	174,642
6.123% 11/21/34 μ	1,115,000	1,197,763

Truist Bank 4.632% 9/17/29 μ	783,000	785,780
Truist Financial
1.887% 6/7/29 μ	75,000	70,590
4.95% 9/3/25 μ, ψ	85,000	84,817
6.123% 10/28/33 μ	10,000	10,693

UBS Group 144A 5.58% 5/9/36 #, μ	200,000	205,768
NQ- 129 [0825] 1025 (4881848)    7

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
US Bancorp
2.491% 11/3/36 μ	65,000	$ 55,957
3.00% 7/30/29	150,000	143,342
3.10% 4/27/26	210,000	208,394
5.046% 2/12/31 μ	285,000	292,465
5.424% 2/12/36 μ	150,000	153,550
5.727% 10/21/26 μ	59,000	59,091

US Bank 4.73% 5/15/28 μ	275,000	277,595
Wells Fargo & Co. 5.244% 1/24/31 μ	215,000	222,160
		25,866,518
Basic Industry — 0.46%
Alumina Pty 144A 6.125% 3/15/30 #	200,000	203,383
AmeriTex HoldCo Intermediate 144A 7.625% 8/15/33 #	85,000	87,781
Arsenal AIC Parent 144A 8.00% 10/1/30 #	165,000	174,972
Capstone Copper 144A 6.75% 3/31/33 #	224,000	230,216
Celanese US Holdings
6.50% 4/15/30	13,000	13,128
6.75% 4/15/33	112,000	112,873

Cleveland-Cliffs 144A 7.00% 3/15/32 #	285,000	283,688
Fortescue Treasury 144A 5.875% 4/15/30 #	290,000	296,377
K Hovnanian Enterprises 144A 11.75% 9/30/29 #	110,000	119,072
Millrose Properties 144A 6.375% 8/1/30 #	130,000	131,258
Novelis 144A 4.75% 1/30/30 #	420,000	404,174
Olin 144A 6.625% 4/1/33 #	130,000	129,994
Olympus Water US Holding 144A 9.75% 11/15/28 #	200,000	209,921
Quikrete Holdings 144A 6.75% 3/1/33 #	180,000	186,713
Rio Tinto Finance USA
5.00% 3/14/32	180,000	184,619
5.25% 3/14/35	345,000	351,708
5.75% 3/14/55	361,000	361,649

Standard Building Solutions 144A 6.50% 8/15/32 #	185,000	191,071
Standard Industries 144A 3.375% 1/15/31 #	180,000	163,491
		3,836,088
Brokerage — 0.52%
Blackstone Reg Finance 5.00% 12/6/34	1,630,000	1,628,257
Brookfield Finance 5.33% 1/15/36	620,000	616,553
8    NQ- 129 [0825] 1025 (4881848)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Brokerage (continued)
Jefferies Financial Group
2.625% 10/15/31	355,000	$ 314,638
4.15% 1/23/30	170,000	167,876
6.20% 4/14/34	355,000	374,740
6.45% 6/8/27	90,000	93,073
6.50% 1/20/43	70,000	73,063

KKR & Co. 5.10% 8/7/35	765,000	759,353
TPG Operating Group II 5.375% 1/15/36	355,000	353,559
		4,381,112
Capital Goods — 0.61%
Amentum Holdings 144A 7.25% 8/1/32 #	235,000	245,241
Amsted Industries 144A 6.375% 3/15/33 #	125,000	128,129
Arcosa 144A 6.875% 8/15/32 #	90,000	93,957
Boeing
2.196% 2/4/26	645,000	638,902
6.858% 5/1/54	685,000	751,977
Bombardier
144A 7.25% 7/1/31 #	90,000	94,998
144A 8.75% 11/15/30 #	180,000	194,209

CACI International 144A 6.375% 6/15/33 #	230,000	237,519
Clydesdale Acquisition Holdings 144A 8.75% 4/15/30 #	140,000	144,386
Enpro 144A 6.125% 6/1/33 #	195,000	199,469
Esab 144A 6.25% 4/15/29 #	190,000	195,598
Goat Holdco 144A 6.75% 2/1/32 #	85,000	86,535
Ingersoll Rand 5.70% 6/15/54	910,000	900,520
Manitowoc 144A 9.25% 10/1/31 #	95,000	100,107
Mauser Packaging Solutions Holding
144A 7.875% 4/15/27 #	120,000	121,578
144A 9.25% 4/15/27 #	110,000	109,603
Sealed Air
144A 5.00% 4/15/29 #	260,000	258,088
144A 6.50% 7/15/32 #	65,000	67,285

Terex 144A 6.25% 10/15/32 #	175,000	177,267
TransDigm 144A 6.625% 3/1/32 #	340,000	350,521
		5,095,889
NQ- 129 [0825] 1025 (4881848)    9

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications — 0.94%
AT&T
1.70% 3/25/26	215,000	$ 211,893
3.50% 9/15/53	620,000	415,410
4.35% 3/1/29	280,000	281,246
5.375% 8/15/35	125,000	127,424
6.05% 8/15/56	120,000	120,761
6.30% 1/15/38	375,000	404,609

Charter Communications Operating 6.70% 12/1/55	195,000	192,782
Meta Platforms 3.85% 8/15/32	1,130,000	1,092,524
Rogers Communications 5.30% 2/15/34	925,000	931,924
SoftBank
144A 4.699% 7/9/30 #	440,000	443,152
144A 5.332% 7/9/35 #	525,000	524,256

Time Warner Cable 6.55% 5/1/37	720,000	746,297
T-Mobile USA
3.00% 2/15/41	440,000	321,743
3.75% 4/15/27	130,000	129,219
5.125% 5/15/32	105,000	107,618
5.75% 1/15/34	525,000	551,494
5.875% 11/15/55	110,000	108,622
Verizon Communications
2.875% 11/20/50	1,665,000	1,028,675
5.25% 4/2/35	210,000	212,075
		7,951,724
Consumer Cyclical — 0.19%
VICI Properties
144A 4.625% 12/1/29 #	125,000	123,752
4.95% 2/15/30	1,325,000	1,340,367
5.625% 4/1/35	130,000	131,554
		1,595,673
Consumer Goods — 0.05%
Cerdia Finanz 144A 9.375% 10/3/31 #	200,000	212,156
Fiesta Purchaser
144A 7.875% 3/1/31 #	87,000	92,426
144A 9.625% 9/15/32 #	80,000	86,153
		390,735
10    NQ- 129 [0825] 1025 (4881848)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical — 0.39%
Bunge Limited Finance
2.75% 5/14/31	565,000	$ 516,461
4.20% 9/17/29	290,000	288,706
CVS Health
5.00% 9/15/32	150,000	150,734
5.45% 9/15/35	260,000	260,683
6.20% 9/15/55	235,000	231,468
GE HealthCare Technologies
4.80% 1/15/31	130,000	132,220
5.50% 6/15/35	125,000	128,403
HCA
5.45% 9/15/34	405,000	410,332
6.00% 4/1/54	775,000	748,668

JBS USA Holding Lux 144A 6.25% 3/1/56 #	250,000	246,676
Sysco 5.10% 9/23/30	175,000	180,524
		3,294,875
Electric — 0.58%
AEP Transmission 5.40% 3/15/53	5,000	4,796
Appalachian Power 4.50% 8/1/32	285,000	281,498
Calpine
144A 4.625% 2/1/29 #	95,000	93,928
144A 5.125% 3/15/28 #	90,000	89,990

Constellation Energy Generation 5.75% 3/15/54	905,000	886,353
Dominion Energy
Series A 6.875% 2/1/55 μ	515,000	538,720
Series B 7.00% 6/1/54 μ	590,000	632,917

Entergy Louisiana 4.00% 3/15/33	90,000	85,507
Entergy Mississippi 2.85% 6/1/28	150,000	145,781
Lightning Power 144A 7.25% 8/15/32 #	220,000	233,525
NextEra Energy Capital Holdings 5.65% 5/1/79 μ	55,000	54,985
NRG Energy 144A 6.25% 11/1/34 #	180,000	184,657
Oglethorpe Power
3.75% 8/1/50	520,000	366,253
4.50% 4/1/47	225,000	184,855
6.20% 12/1/53	320,000	327,966

Southwestern Electric Power 4.10% 9/15/28	165,000	164,787
Vistra
144A 7.00% 12/15/26 #, μ, ψ	170,000	172,545
144A 8.00% 10/15/26 #, μ, ψ	200,000	204,280

NQ- 129 [0825] 1025 (4881848)    11

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Vistra Operations 144A 4.30% 7/15/29 #	215,000	$ 213,006
		4,866,349
Energy — 1.36%
Archrock Partners 144A 6.625% 9/1/32 #	180,000	184,642
Aris Water Holdings 144A 7.25% 4/1/30 #	125,000	131,984
BP Capital Markets 4.875% 3/22/30 μ, ψ	200,000	198,633
BP Capital Markets America
2.721% 1/12/32	80,000	72,156
4.812% 2/13/33	10,000	10,035
5.227% 11/17/34	1,540,000	1,573,764

Civitas Resources 144A 8.625% 11/1/30 #	200,000	208,346
ConocoPhillips 5.00% 1/15/35	1,250,000	1,250,518
Crescent Energy Finance 144A 8.375% 1/15/34 #	79,000	80,225
Enbridge
4.90% 6/20/30	155,000	158,307
5.55% 6/20/35	245,000	249,618
5.75% 7/15/80 μ	130,000	130,269
6.70% 11/15/53	420,000	452,802
7.20% 6/27/54 μ	420,000	437,788
Energy Transfer
5.25% 4/15/29	170,000	174,916
6.25% 4/15/49	190,000	186,507
6.50% 11/15/26 μ, ψ	445,000	447,733
6.50% 2/15/56 μ	435,000	433,252
EOG Resources
5.00% 7/15/32	481,000	489,994
5.95% 7/15/55	145,000	146,410
Genesis Energy
7.75% 2/1/28	90,000	91,045
7.875% 5/15/32	45,000	46,737

Gulfport Energy Operating 144A 6.75% 9/1/29 #	185,000	189,499
Hilcorp Energy I
144A 6.00% 4/15/30 #	300,000	297,084
144A 6.00% 2/1/31 #	40,000	38,640
144A 6.25% 4/15/32 #	68,000	65,150

Kinder Morgan 5.95% 8/1/54	300,000	291,412
Matador Resources 144A 6.25% 4/15/33 #	130,000	131,286
Murphy Oil 6.00% 10/1/32	71,000	69,188
12    NQ- 129 [0825] 1025 (4881848)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Nabors Industries
144A 8.875% 8/15/31 #	34,000	$ 30,649
144A 9.125% 1/31/30 #	34,000	34,866

NGL Energy Operating 144A 8.375% 2/15/32 #	180,000	183,207
Noble Finance II 144A 8.00% 4/15/30 #	135,000	139,890
NuStar Logistics
5.625% 4/28/27	378,000	380,257
6.00% 6/1/26	117,000	117,677

ONEOK 5.70% 11/1/54	185,000	168,909
Permian Resources Operating 144A 7.00% 1/15/32 #	115,000	119,305
Rockies Express Pipeline 144A 6.75% 3/15/33 #	132,000	138,049
SM Energy 144A 6.75% 8/1/29 #	65,000	65,689
Sunoco 144A 7.25% 5/1/32 #	105,000	111,143
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	365,000	341,348
Transocean
144A 8.00% 2/1/27 #	126,000	125,880
144A 8.50% 5/15/31 #	43,000	40,436
USA Compression Partners
6.875% 9/1/27	178,000	178,149
144A 7.125% 3/15/29 #	76,000	77,958
Venture Global LNG
144A 7.00% 1/15/30 #	85,000	87,645
144A 8.375% 6/1/31 #	165,000	173,218

Venture Global Plaquemines LNG 144A 7.50% 5/1/33 #	170,000	186,575
Weatherford International 144A 8.625% 4/30/30 #	232,000	237,924
Woodside Finance 5.70% 5/19/32	265,000	273,978
		11,450,692
Financials — 0.99%
AerCap Ireland Capital DAC
3.65% 7/21/27	505,000	500,169
4.45% 4/3/26	645,000	644,575
Air Lease
2.875% 1/15/26	560,000	556,290
2.875% 1/15/32	300,000	268,915
4.65% 6/15/26 μ, ψ	135,000	133,856

Apollo Debt Solutions 6.70% 7/29/31	1,260,000	1,334,127
NQ- 129 [0825] 1025 (4881848)    13

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Financials (continued)
Aviation Capital Group
144A 3.50% 11/1/27 #	445,000	$ 436,858
144A 4.80% 10/24/30 #	730,000	729,957
144A 6.25% 4/15/28 #	15,000	15,674

Avolon Holdings Funding 144A 4.95% 1/15/28 #	150,000	151,583
Azorra Finance 144A 7.75% 4/15/30 #	185,000	194,356
Blackstone Private Credit Fund 5.60% 11/22/29	755,000	769,153
Block 144A 6.00% 8/15/33 #	170,000	174,637
Blue Owl Credit Income 6.60% 9/15/29	225,000	234,097
California Buyer 144A 6.375% 2/15/32 #	150,000	152,232
Focus Financial Partners 144A 6.75% 9/15/31 #	178,000	184,088
FTAI Aviation Investors 144A 7.00% 6/15/32 #	185,000	193,194
Jefferies Finance
144A 5.00% 8/15/28 #	200,000	194,225
144A 6.625% 10/15/31 #	200,000	200,734
OneMain Finance
6.625% 5/15/29	123,000	126,633
7.125% 9/15/32	42,000	43,785
PennyMac Financial Services
144A 6.875% 5/15/32 #	85,000	87,079
144A 6.875% 2/15/33 #	125,000	127,800

Rocket 144A 6.375% 8/1/33 #	172,000	178,704
Shift4 Payments 144A 6.75% 8/15/32 #	265,000	274,935
UBS Group
144A 6.85% 9/10/29 #, μ, ψ	200,000	204,938
144A 7.00% 2/10/30 #, μ, ψ	200,000	203,383

UWM Holdings 144A 6.625% 2/1/30 #	46,000	46,760
		8,362,737
Healthcare — 0.20%
Acadia Healthcare 144A 7.375% 3/15/33 #	175,000	182,461
AthenaHealth Group 144A 6.50% 2/15/30 #	55,000	54,002
CHS
144A 4.75% 2/15/31 #	245,000	209,064
144A 9.75% 1/15/34 #	130,000	131,825
DaVita
144A 3.75% 2/15/31 #	140,000	127,838
144A 4.625% 6/1/30 #	115,000	110,799

Grifols 144A 4.75% 10/15/28 #	200,000	193,979
Medline Borrower 144A 5.25% 10/1/29 #	128,000	126,841
Opal Bidco 144A 6.50% 3/31/32 #	200,000	203,650
14    NQ- 129 [0825] 1025 (4881848)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Healthcare (continued)

Raven Acquisition Holdings 144A 6.875% 11/15/31 #	140,000	$ 142,970
Surgery Center Holdings 144A 7.25% 4/15/32 #	190,000	197,284
		1,680,713
Industrials — 0.04%
Quanta Services 4.30% 8/9/28	340,000	341,093
		341,093
Insurance — 1.08%
Acrisure 144A 6.75% 7/1/32 #	170,000	174,553
Amynta Agency Borrower Inc and Amynta Warranty Borrower 144A 7.50% 7/15/33 #	131,000	133,922
Aon 5.00% 9/12/32	755,000	773,254
Ardonagh Finco 144A 7.75% 2/15/31 #	320,000	335,108
Athene Global Funding 144A 1.985% 8/19/28 #	55,000	51,590
Athene Holding
3.95% 5/25/51	780,000	548,478
6.625% 10/15/54 μ	635,000	638,529
6.625% 5/19/55	255,000	261,690
6.875% 6/28/55 μ	230,000	232,399

Beacon Funding Trust 144A 6.266% 8/15/54 #	875,000	872,507
Chubb INA Holdings 4.90% 8/15/35	225,000	223,850
Henneman Trust 144A 6.58% 5/15/55 #	415,000	425,256
Howden UK Refinance
144A 7.25% 2/15/31 #	200,000	206,721
144A 8.125% 2/15/32 #	200,000	208,366
HUB International
144A 5.625% 12/1/29 #	135,000	135,556
144A 7.375% 1/31/32 #	120,000	126,295

Jones Deslauriers Insurance Management 144A 8.50% 3/15/30 #	235,000	248,727
Metropolitan Life Global Funding I 144A 4.90% 1/9/30 #	1,325,000	1,358,813
New York Life Global Funding 144A 5.45% 9/18/26 #	575,000	583,261
Pine Street Trust III 144A 6.223% 5/15/54 #	1,140,000	1,134,019
Prudential Financial 5.20% 3/14/35	390,000	397,068
		9,069,962
Leisure — 0.28%
Boyd Gaming 144A 4.75% 6/15/31 #	250,000	240,776
NQ- 129 [0825] 1025 (4881848)    15

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Leisure (continued)
Caesars Entertainment
144A 6.00% 10/15/32 #	180,000	$ 176,598
144A 6.50% 2/15/32 #	135,000	138,484
144A 7.00% 2/15/30 #	310,000	320,770
Carnival
144A 6.00% 5/1/29 #	160,000	162,175
144A 6.125% 2/15/33 #	131,000	134,606

Life Time 144A 6.00% 11/15/31 #	180,000	182,027
Lindblad Expeditions 144A 7.00% 9/15/30 #	82,000	84,037
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	544,000	554,051
Scientific Games Holdings 144A 6.625% 3/1/30 #	215,000	206,491
Six Flags Entertainment 144A 6.625% 5/1/32 #	120,000	122,025
		2,322,040
Media — 0.41%
CCO Holdings
144A 4.50% 8/15/30 #	335,000	317,327
4.50% 5/1/32	110,000	100,659
144A 5.375% 6/1/29 #	330,000	327,644

Cimpress 144A 7.375% 9/15/32 #	150,000	150,698
Clear Channel Outdoor Holdings 144A 7.50% 3/15/33 #	95,000	96,760
CMG Media 144A 8.875% 6/18/29 #	200,000	186,540
CSC Holdings
144A 4.50% 11/15/31 #	200,000	129,893
144A 5.00% 11/15/31 #	200,000	87,482
Gray Media
144A 4.75% 10/15/30 #	156,000	117,477
144A 5.375% 11/15/31 #	285,000	210,337
144A 7.25% 8/15/33 #	72,000	70,984

McGraw-Hill Education 144A 7.375% 9/1/31 #	215,000	225,895
Midcontinent Communications 144A 8.00% 8/15/32 #	175,000	182,534
Sirius XM Radio 144A 4.00% 7/15/28 #	680,000	656,712
Snap 144A 6.875% 3/1/33 #	180,000	182,062
Stagwell Global 144A 5.625% 8/15/29 #	190,000	183,412
Univision Communications 144A 7.375% 6/30/30 #	185,000	186,157
		3,412,573
Real Estate — 0.12%
Forestar Group 144A 6.50% 3/15/33 #	90,000	91,809
16    NQ- 129 [0825] 1025 (4881848)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate (continued)
Iron Mountain
144A 4.50% 2/15/31 #	320,000	$ 304,627
144A 5.25% 3/15/28 #	380,000	379,337

RHP Hotel Properties 144A 6.50% 6/15/33 #	175,000	180,875
Starwood Property Trust 144A 6.50% 7/1/30 #	57,000	59,199
		1,015,847
Real Estate Investment Trusts — 0.05%
Simon Property Group
4.375% 10/1/30	280,000	280,838
5.125% 10/1/35	185,000	185,031
		465,869
Retail — 0.19%
Asbury Automotive Group
144A 4.625% 11/15/29 #	65,000	63,277
4.75% 3/1/30	170,000	166,150
Bath & Body Works
6.875% 11/1/35	435,000	453,529
6.95% 3/1/33	111,000	115,036
Carvana
PIK 144A 9.00% 6/1/30 #, >	69,225	72,463
PIK 144A 9.00% 6/1/31 #, >>	73,502	83,457

Magnera 144A 7.25% 11/15/31 #	125,000	118,409
Murphy Oil USA 144A 3.75% 2/15/31 #	395,000	366,067
Victra Holdings 144A 8.75% 9/15/29 #	140,000	146,803
		1,585,191
Services — 0.17%
Avis Budget Car Rental 144A 5.75% 7/15/27 #	45,000	44,820
Herc Holdings
144A 7.00% 6/15/30 #	55,000	57,278
144A 7.25% 6/15/33 #	40,000	41,990

Prime Security Services Borrower 144A 5.75% 4/15/26 #	117,000	117,610
QXO Building Products 144A 6.75% 4/30/32 #	43,000	44,518
Resideo Funding 144A 6.50% 7/15/32 #	157,000	160,506
Staples 144A 10.75% 9/1/29 #	180,000	173,250
United Rentals North America 3.875% 2/15/31	191,000	179,840
Waste Pro USA 144A 7.00% 2/1/33 #	90,000	94,332
White Cap Buyer 144A 6.875% 10/15/28 #	340,000	339,963
NQ- 129 [0825] 1025 (4881848)    17

Consolidated schedule of investments
Macquarie Wealth Builder Fund
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Services (continued)

Williams Scotsman 144A 6.625% 4/15/30 #		175,000	$ 181,274
			1,435,381
Technology — 0.20%
CDW 3.276% 12/1/28		390,000	375,610
Foundry JV Holdco 144A 6.10% 1/25/36 #		295,000	308,997
Leidos
5.40% 3/15/32		490,000	506,497
5.50% 3/15/35		485,000	496,692
			1,687,796
Technology & Electronics — 0.16%
Capstone Borrower 144A 8.00% 6/15/30 #		105,000	110,031
Cloud Software Group 144A 6.50% 3/31/29 #		290,000	293,420
CommScope 144A 8.25% 3/1/27 #		122,000	123,540
CommScope Technologies 144A 5.00% 3/15/27 #		55,000	54,479
Entegris 144A 5.95% 6/15/30 #		335,000	339,592
Seagate Data Storage Technology 144A 5.75% 12/1/34 #		125,000	121,699
Sensata Technologies 144A 4.00% 4/15/29 #		255,000	244,486
Zebra Technologies 144A 6.50% 6/1/32 #		50,000	51,382
			1,338,629
Telecommunications — 0.30%
Connect Finco 144A 9.00% 9/15/29 #		275,000	286,847
Consolidated Communications
144A 5.00% 10/1/28 #		215,000	217,211
144A 6.50% 10/1/28 #		270,000	275,164
Frontier Communications Holdings
5.875% 11/1/29		80,000	80,751
144A 6.00% 1/15/30 #		345,000	349,061
144A 6.75% 5/1/29 #		185,000	186,927

Maya 144A 8.50% 4/15/31 #		200,000	215,329
Rogers Communications 7.125% 4/15/55 μ		150,000	155,787
Sable International Finance 144A 7.125% 10/15/32 #		200,000	203,575
Vmed O2 UK Financing I 144A 4.75% 7/15/31 #		405,000	378,973
VZ Secured Financing 144A 5.00% 1/15/32 #		200,000	177,753
			2,527,378
Transportation — 0.16%
Babcock International Group 1.375% 9/13/27 ■	EUR	200,000	228,774
18    NQ- 129 [0825] 1025 (4881848)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)
CSX
4.75% 5/30/42	320,000	$ 292,481
4.90% 3/15/55	665,000	589,556

Genesee & Wyoming 144A 6.25% 4/15/32 #	270,000	274,874
		1,385,685
Total Corporate Bonds (cost $105,800,238)		107,182,611

Municipal Bonds — 0.10%
Bay Area, California Toll Authority Revenue (Build America Bonds) Series S-3 6.907% 10/1/50	185,000	206,959
New Jersey Turnpike Authority Revenue (Build America Bonds) Series A 7.102% 1/1/41	105,000	121,187
Public Finance Authority (Senior Lien - Georgia SR 400 Express Lanes Project) 6.50% 12/31/65 (AMT)	425,000	447,329
South Carolina Public Service Authority Revenue Series D 4.77% 12/1/45	60,000	52,276
Total Municipal Bonds (cost $918,332)		827,751

Non-Agency Asset-Backed Securities — 1.04%
Chase Issuance Trust Series 2024-A1I A 4.62% 1/16/29	880,000	887,001
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	250,000	239,535
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	243,125	229,723
GMF Floorplan Owner Revolving Trust Series 2023-1 A1 144A 5.34% 6/15/28 #	150,000	151,285
GreatAmerica Leasing Receivables Funding Series 2024-1 A3 144A 4.98% 1/18/28 #	1,600,000	1,613,130
Hyundai Auto Lease Securitization Trust Series 2024-C A3 144A 4.62% 4/17/28 #	500,000	502,740
JPMorgan Fixed Income Pass Through Trust Auction Series 2007-B 144A 0.255% 1/15/87 #, =, ♦	1,300,000	130
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	1,000,000	1,011,456
NQ- 129 [0825] 1025 (4881848)    19

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
PFS Financing Series 2024-B A 144A 4.95% 2/15/29 #	1,600,000	$ 1,617,124
Porsche Innovative Lease Owner Trust Series 2024-1A A3 144A 4.67% 11/22/27 #	505,000	507,069
Santander Drive Auto Receivables Trust Series 2025-1 D 5.43% 3/17/31	420,000	427,706
Taco Bell Funding Series 2021-1A A2I 144A 1.946% 8/25/51 #	461,775	443,401
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	100,000	99,614
Toyota Auto Receivables Owner Trust Series 2024-A A3 4.83% 10/16/28	190,000	191,146
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	810,000	816,778
Total Non-Agency Asset-Backed Securities (cost $9,817,086)		8,737,838

Non-Agency Collateralized Mortgage Obligations — 0.59%
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.848% (SOFR + 1.50%) 10/25/43 #, •	572,023	573,631
Series 2025-R01 1M2 144A 5.85% (SOFR + 1.50%) 1/25/45 #, •	510,000	511,663
Series 2025-R02 1M2 144A 5.95% (SOFR + 1.60%) 2/25/45 #, •	980,000	983,059
Series 2025-R03 2M1 144A 5.948% (SOFR + 1.60%) 3/25/45 #, •	202,556	203,567
Series 2025-R04 1M2 144A 5.848% (SOFR + 1.50%) 5/25/45 #, •	485,000	486,843
Series 2025-R05 2M2 144A 5.948% (SOFR + 1.60%) 7/25/45 #, •	230,000	230,138
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 6.198% (SOFR + 1.85%) 11/25/43 #, •	267,914	270,838
Series 2024-DNA3 M2 144A 5.798% (SOFR + 1.45%) 10/25/44 #, •	780,000	781,416
Series 2025-DNA2 M2 144A 5.848% (SOFR + 1.50%) 5/25/45 #, •	180,000	180,633
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.389% 6/25/29 #, •	42,373	40,987
Series 2014-2 B2 144A 3.389% 6/25/29 #, •	42,373	40,920
Series 2015-4 B1 144A 3.507% 6/25/45 #, •	72,696	67,925
20    NQ- 129 [0825] 1025 (4881848)

		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2015-4 B2 144A 3.507% 6/25/45 #, •		72,696	$ 67,724
Series 2021-10 A3 144A 2.50% 12/25/51 #, •		38,060	31,075
JPMorgan Trust
Series 2015-5 B2 144A 5.871% 5/25/45 #, •		18,812	18,812
Series 2015-6 B1 144A 3.499% 10/25/45 #, •		55,878	54,102
Series 2015-6 B2 144A 3.499% 10/25/45 #, •		55,878	53,941

Morgan Stanley Residential Mortgage Loan Trust Series 2021-4 A3 144A 2.50% 7/25/51 #, •		73,493	60,269
Sequoia Mortgage Trust Series 2015-1 B2 144A 3.937% 1/25/45 #, •		14,234	13,870
Towd Point Mortgage Trust Series 2018-1 A1 144A 3.00% 1/25/58 #, •		5,216	5,162
WST Trust Series 2019-1 A 4.645% (BBSW1M + 1.08%) 8/18/50 •	AUD	439,386	289,158
Total Non-Agency Collateralized Mortgage Obligations (cost $4,988,399)			4,965,733

Non-Agency Commercial Mortgage-Backed Securities — 2.36%
1301 Trust Series 2025-1301 A 144A 5.227% 8/11/42 #, •		1,450,000	1,470,160
BANK
Series 2017-BNK5 B 3.896% 6/15/60 •		95,000	91,625
Series 2019-BN20 A3 3.011% 9/15/62		250,000	233,783
Series 2019-BN21 A5 2.851% 10/17/52		725,000	678,562
Series 2020-BN25 A5 2.649% 1/15/63		850,000	784,218
Series 2020-BN26 A4 2.403% 3/15/63		650,000	592,390
Series 2022-BNK40 A4 3.504% 3/15/64 •		1,000,000	928,998

Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •		340,000	331,292
Benchmark Mortgage Trust
Series 2020-B17 A5 2.289% 3/15/53		850,000	761,988
Series 2020-B18 A5 1.925% 7/15/53		1,000,000	879,983
Series 2020-B19 A5 1.85% 9/15/53		455,000	397,821
Series 2021-B24 A5 2.584% 3/15/54		260,000	231,012
Series 2021-B25 A5 2.577% 4/15/54		1,450,000	1,292,800
Series 2022-B33 A5 3.458% 3/15/55		2,200,000	2,030,649
Series 2022-B34 A5 3.786% 4/15/55 •		350,000	325,588
Series 2022-B35 A5 4.591% 5/15/55 •		475,000	463,394
Series 2022-B36 A5 4.47% 7/15/55 •		550,000	540,178

NQ- 129 [0825] 1025 (4881848)    21

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)

Cantor Commercial Real Estate Lending Series 2019-CF2 A5 2.874% 11/15/52	350,000	$ 328,830
CD Mortgage Trust Series 2019-CD8 A4 2.912% 8/15/57	250,000	231,390
CFCRE Commercial Mortgage Trust Series 2016-C7 A3 3.838% 12/10/54	100,000	98,657
FREMF Mortgage Trust Series 2020-K737 B 144A 3.442% 1/25/53 #, •	2,000,000	1,966,007
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	1,500,000	1,332,489
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	350,000	344,868
Series 2017-GS6 A3 3.433% 5/10/50	515,000	508,938
Series 2019-GC39 A4 3.567% 5/10/52	580,000	554,340
Series 2019-GC42 A4 3.001% 9/10/52	1,280,000	1,200,403

JPM-BB Commercial Mortgage Securities Trust Series 2015-C33 A4 3.77% 12/15/48	93,919	93,572
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	350,000	340,891
Wells Fargo Commercial Mortgage Trust Series 2016-BNK1 A3 2.652% 8/15/49	835,000	818,189
Total Non-Agency Commercial Mortgage-Backed Securities (cost $20,689,292)		19,853,015

US Treasury Obligations — 4.75%
US Treasury Bonds
4.125% 8/15/44	735,000	667,903
4.625% 11/15/44	595,000	577,382
4.75% 5/15/55	5,840,000	5,683,050
4.75% 8/15/55	500,000	486,641
5.00% 5/15/45	1,930,000	1,962,720

US Treasury Floating Rate Notes 4.303% (USBMMY3M + 0.16%) 4/30/27 •	6,475,000	6,474,727
US Treasury Inflation Indexed Notes 2.125% 1/15/35	14,309,400	14,711,494
US Treasury Notes
3.625% 8/15/28	2,255,000	2,258,083
3.875% 6/30/30	3,510,000	3,539,204
4.00% 7/31/32	1,175,000	1,180,508
4.25% 8/15/35	305,000	305,643
5.00% 9/30/25	2,065,000	2,065,857
22    NQ- 129 [0825] 1025 (4881848)

	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
Total US Treasury Obligations (cost $39,943,644)		39,913,212
	Number of shares
Common Stocks — 55.87%♣
Communication Services — 4.84%
Alphabet Class A	40,925	$ 8,713,342
Alphabet Class C	18,349	3,918,062
AT&T	183,810	5,383,795
Electronic Arts	20,076	3,452,068
Interpublic Group	25,688	689,466
KDDI	16,100	278,261
Meta Platforms Class A	12,384	9,148,061
Publicis Groupe	3,853	355,780
Verizon Communications	117,686	5,205,252
Walt Disney	30,113	3,564,777
		40,708,864
Consumer Discretionary — 5.23%
adidas	1,825	355,065
Amadeus IT Group	12,572	1,054,517
Best Buy	43,670	3,215,859
Booking Holdings	788	4,412,051
eBay	33,537	3,038,788
Genuine Parts	24,901	3,469,456
H & M Hennes & Mauritz Class B	20,666	303,702
Home Depot	8,255	3,357,886
Kering	1,296	347,282
Lowe's	14,256	3,678,903
LVMH Moet Hennessy Louis Vuitton	1,212	715,606
NIKE Class B	70,372	5,444,682
PulteGroup	27,775	3,666,855
Ross Stores	24,805	3,650,304
Sodexo	12,103	726,736
Starbucks	17,322	1,527,627
TJX	36,380	4,969,872
		43,935,191
Consumer Staples — 2.58%
Altria Group	76,139	5,117,302
Anheuser-Busch InBev	12,637	792,794
NQ- 129 [0825] 1025 (4881848)    23

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Consumer Staples (continued)
Asahi Group Holdings	15,000	$ 188,501
Diageo	30,194	837,396
Hershey	19,349	3,555,379
Kao	14,600	663,366
Kenvue	156,100	3,232,831
Koninklijke Ahold Delhaize	16,645	667,012
Nestle	3,969	374,398
Philip Morris International	32,080	5,361,531
Seven & i Holdings	15,500	200,618
Unilever	10,669	673,055
		21,664,183
Energy — 2.19%
Chevron	32,339	5,193,643
EOG Resources	8,114	1,012,790
Expand Energy	16,498	1,596,676
Exxon Mobil	92,950	10,623,256
		18,426,365
Financials — 11.34%
Allstate	17,101	3,479,198
American Financial Group	30,532	4,148,078
Ameriprise Financial	7,822	4,026,844
Artisan Partners Asset Management Class A	38,684	1,810,024
Bank of America	73,969	3,753,187
Bank of New York Mellon	48,664	5,138,918
Blackrock	4,990	5,624,429
Blackstone	24,187	4,145,652
Charles Schwab	36,228	3,472,092
Citizens Financial Group	102,834	5,376,162
Corebridge Financial	119,482	4,154,389
Fidelity National Financial	54,908	3,287,342
Fidelity National Information Services	43,619	3,045,042
Fifth Third Bancorp	52,413	2,398,943
Huntington Bancshares	170,317	3,033,346
JPMorgan Chase & Co.	1,225	369,239
KeyCorp	240,166	4,649,614
Marsh & McLennan	17,300	3,560,513
MetLife	52,322	4,256,918
MNSN Holdings =, †	115	5,549
Pluxee	18,674	380,343
PNC Financial Services Group	13,250	2,748,580
24    NQ- 129 [0825] 1025 (4881848)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Principal Financial Group	49,970	$ 4,023,085
Prudential Financial	10,652	1,168,098
Regions Financial	57,096	1,563,859
Sberbank of Russia PJSC =	52,870	0
State Street	29,819	3,428,290
Synchrony Financial	66,932	5,109,589
Travelers	12,713	3,451,707
Truist Financial	80,628	3,775,003
		95,384,033
Healthcare — 6.51%
AbbVie	31,596	6,647,798
Bristol-Myers Squibb	78,245	3,691,599
Cardinal Health	26,357	3,921,394
Cencora	14,353	4,185,478
Cigna Group	10,882	3,274,067
Coloplast Class B	6,933	666,931
Gilead Sciences	44,969	5,080,148
Johnson & Johnson	19,830	3,513,281
McKesson	5,975	4,102,674
Merck & Co.	87,958	7,399,027
Novo Nordisk Class B	13,538	765,025
OmniAb 12.5 =, †	363	0
OmniAb 15 =, †	363	0
Pfizer	164,305	4,068,192
Roche Holding	2,580	841,282
SIGA Technologies	237,310	1,991,031
Smith & Nephew	50,607	949,214
Thermo Fisher Scientific	7,441	3,666,330
		54,763,471
Industrials — 4.14%
Atlas Copco Class B	22,427	318,917
CSX	101,827	3,310,396
Dover	18,134	3,243,447
DSV	2,412	534,759
Intertek Group	9,898	627,802
Jacobs Solutions	23,795	3,479,543
Knorr-Bremse	3,907	408,135
Kone Class B	9,226	580,292
Lockheed Martin	2,926	1,333,174
Makita	20,700	698,861
NQ- 129 [0825] 1025 (4881848)    25

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Masco	52,684	$ 3,866,479
Northrop Grumman	5,883	3,471,205
Otis Worldwide	38,035	3,285,463
Paychex	27,392	3,819,951
REV Group	81,091	4,314,852
Securitas Class B	63,412	970,403
Wolters Kluwer	4,634	583,762
		34,847,441
Information Technology — 17.04%
Accenture Class A	11,010	2,862,270
Analog Devices	13,673	3,436,162
Apple	109,036	25,311,617
Applied Materials	16,275	2,616,369
ASML Holding	934	693,582
Broadcom	32,469	9,655,956
CDW	18,545	3,055,474
Cisco Systems	118,976	8,220,052
Dell Technologies Class C	30,161	3,684,166
HP	117,648	3,357,674
Lam Research	47,950	4,802,192
Microsoft	44,692	22,644,989
Monolithic Power Systems	4,822	4,030,035
NetApp	34,669	3,910,317
NVIDIA	177,195	30,863,825
QUALCOMM	27,502	4,420,396
SAP	3,796	1,033,257
Seagate Technology Holdings	31,831	5,328,509
Teledyne Technologies †	6,151	3,310,284
		143,237,126
Materials — 0.70%
Air Liquide	3,396	699,703
Dow	63,561	1,565,508
DuPont de Nemours	47,571	3,659,161
		5,924,372
Real Estate — 0.87%
Equity Residential	54,955	3,633,625
Prologis	32,300	3,675,094
Spirit MTA REIT =, †, π	677	0
		7,308,719
26    NQ- 129 [0825] 1025 (4881848)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Utilities — 0.43%
Duke Energy	29,329	$ 3,592,509
		3,592,509
Total Common Stocks (cost $333,102,885)		469,792,274

Preferred Stocks — 0.09%♣
Consumer Staples — 0.08%
Henkel AG & Co. 2.71% ω	8,282	699,086
		699,086
Financials — 0.01%
SVB Financial Trust 11/7/32 †	133	70,490
		70,490
Total Preferred Stocks (cost $742,538)		769,576

Exchange-Traded Funds — 9.25%
iShares iBoxx High Yield Corporate Bond ETF	97,679	7,898,324
iShares US Treasury Bond ETF	820,829	18,866,754
Vanguard Russell 1000 Value ETF	577,045	51,062,712
Total Exchange-Traded Funds (cost $72,413,056)		77,827,790

Limited Liability Corporation — 1.46%
SC Hixson <<, =, π	7,200,000	12,260,160
Total Limited Liability Corporation (cost $3,996,000)		12,260,160

Short-Term Investments — 0.82%
Money Market Mutual Funds — 0.82%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.18%)	1,717,500	1,717,500
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.21%)	1,717,500	1,717,500
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.26%)	1,717,500	1,717,500
NQ- 129 [0825] 1025 (4881848)    27

Consolidated schedule of investments
Macquarie Wealth Builder Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.19%)	1,717,500	$ 1,717,500
Total Short-Term Investments (cost $6,870,000)		6,870,000
Total Value of Securities—99.64% (cost $688,876,533)		837,802,896

Receivables and Other Assets Net of Liabilities—0.36%★		3,041,299
Net Assets Applicable to 53,328,782 Shares Outstanding—100.00%		$840,844,195
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
†	Non-income producing security.
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
>	PIK. 100% of the income received was in the form of cash.
>>	PIK. 100% of the income received was in the form of principal.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at August 31, 2025. Rate will reset at a future date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at August 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
28    NQ- 129 [0825] 1025 (4881848)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At August 31, 2025, the aggregate value of Rule 144A securities was $66,955,823, which represents 7.96% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	Perpetual security. Maturity date represents next call date.
★	Includes $899,102 cash collateral held at broker for futures contracts as of August 31, 2025.
<<	Affiliated company.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At August 31, 2025, the aggregate value of restricted securities was $12,260,160, which represented 1.46% of the Fund’s net assets. See the following table for additional details on restricted securities.
ω	Perpetual security with no stated maturity date.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
SC Hixson	1/7/20	$3,996,000	$12,260,160
Spirit MTA REIT	1/2/20	0	0
Total		$3,996,000	$12,260,160
The following futures contracts were outstanding at August 31, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
110	US Treasury 2 yr Notes	$22,939,297	$22,910,337	12/31/25	$28,960	$—	$3,438
98	US Treasury 5 yr Notes	10,727,937	10,703,669	12/31/25	24,269	—	(765)
NQ- 129 [0825] 1025 (4881848)    29

Consolidated schedule of investments
Macquarie Wealth Builder Fund
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
62	US Treasury 10 yr Notes	$6,975,000	$6,944,156	12/19/25	$30,844	$—	$(5,813)
8	US Treasury 10 yr Ultra Notes	915,250	915,520	12/19/25	—	(270)	—
193	US Treasury Long Bonds	22,050,250	22,091,461	12/19/25	—	(41,212)	(108,563)
(86)	US Treasury Ultra Bonds	(10,024,375)	(10,037,713)	12/19/25	13,338	—	75,250
Total Futures Contracts			$53,527,430		$97,411	$(41,482)	$(36,453)
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
AG – Aktiengesellschaft
AMT – Subject to Alternative Minimum Tax
BBSW1M – Bank Bill Swap Rate 1 Month
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
ETF – Exchange-Traded Fund
FREMF – Freddie Mac Multifamily
GE – General Electric
30    NQ- 129 [0825] 1025 (4881848)

Summary of abbreviations: (continued)
GNMA – Government National Mortgage Association
GS – Goldman Sachs
LNG – Liquefied Natural Gas
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year
Summary of currencies:
AUD – Australian Dollar
EUR – European Monetary Unit
USD – US Dollar
NQ- 129 [0825] 1025 (4881848)    31